CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 143,284	$ 21,869	¥ 140,350	¥ 80,234
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation gain on previously held equity interest	(8,759)	(1,337)	(1,538)	(30,187)
Gain on disposals of equity method investees	(644)	(98)	(1)	(42)
(Gain) Loss related to equity securities and other investments	(57,930)	(8,842)	4,439	(16,082)
Change in fair value of other assets and liabilities	250	38	1,661	(1,422)
Gain in relation to the receipt of the 33% equity interest in Ant Group (Note 4(n))			(71,561)
Loss (Gain) on disposals of subsidiaries	(383)	(58)	(10,042)	4
Depreciation of property and equipment, and operating lease cost relating to land use rights	26,389	4,028	20,523	14,962
Amortization of intangible assets and licensed copyrights	21,520	3,284	21,904	22,118
Share-based compensation expense	50,120	7,650	31,742	37,491
Impairment of equity securities and other investments, and other assets	7,481	1,142	13,256	10,867
Impairment of goodwill, intangible assets and licensed copyrights	1,688	258	4,104	2,843
Loss (Gain) on disposals of property and equipment	75	11	(24)	55
Amortization of restructuring reserve			97	264
Share of results of equity method investees	(6,984)	(1,066)	5,733	(566)
Deferred income taxes	3,236	494	(3,443)	(2,197)
Allowance for doubtful accounts	1,935	295	1,989	383
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights (Note 2(x))	(43,611)	(6,656)	(43,386)	(10,185)
Income tax payable	4,026	615	2,538	3,060
Escrow money payable	(2,803)	(428)	(5,216)	5,197
Accrued expenses, accounts payable and other liabilities	77,357	11,807	56,690	24,355
Merchant deposits	1,377	210	2,878	1,184
Deferred revenue and customer advances	14,162	2,162	7,914	8,639
Net cash provided by operating activities	231,786	35,378	180,607	150,975
Cash flows from investing activities:
Decrease (Increase) in short-term investments, net	(114,826)	(17,526)	(24,907)	8,028
Payments for settlement of forward exchange contracts	(803)	(122)	(193)	(15)
Acquisitions of equity securities and other investments and other assets	(57,514)	(8,778)	(29,944)	(72,472)
Disposals of equity securities and other investments	7,280	1,111	18,798	10,057
Acquisitions of equity method investees	(18,661)	(2,848)	(24,488)	(11,860)
Disposals of equity method investees	2,538	387	78	282
Disposals of intellectual property rights and assets (Note 4(n))	369	56	12,648
Acquisitions of:
Land use rights, property and equipment	(41,450)	(6,326)	(32,550)	(35,482)
Licensed copyrights (Note 2(x)) and other intangible assets	(1,735)	(265)	(12,836)	(14,161)
Cash paid for business combinations, net of cash acquired	(19,137)	(2,921)	(14,536)	(35,434)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	(126)	(19)	(107)	(10)
Loans to employees, net of repayments	(129)	(20)	(35)	7
Net cash used in investing activities	(244,194)	(37,271)	(108,072)	(151,060)
Cash flows from financing activities:
Issuance of ordinary shares	175	27	91,506	354
Repurchase of ordinary shares	(773)	(118)		(10,872)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(11,218)	(1,712)	(15,402)	(1,123)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(471)	(72)	(278)	(226)
Capital injection from noncontrolling interests	11,020	1,682	11,049	8,706
Proceeds from bank borrowings, net of upfront fee payment for a syndicated loan	6,402	977	15,719	12,116
Repayment of bank borrowings	(7,061)	(1,078)	(15,943)	(16,347)
Proceeds from unsecured senior notes, net of debt issuance cost	32,008	4,885
Repayment of unsecured senior notes			(15,798)
Net cash (used in) provided by financing activities	30,082	4,591	70,853	(7,392)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(7,187)	(1,097)	4,100	3,245
(Decrease) Increase in cash and cash equivalents, restricted cash and escrow receivables	10,487	1,601	147,488	(4,232)
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	345,982	52,807	198,494	202,726
Cash and cash equivalents, restricted cash and escrow receivables at end of year	356,469	54,408	345,982	198,494
Supplemental disclosures of cash flow information:
Payment of income tax	20,898		21,474	15,713
Payment of interest	4,101		5,066	4,972
Business combinations:
Cash paid for business combinations	(27,014)		(16,022)	(48,206)
Cash acquired in business combinations	7,877		1,486	12,772
Cash paid for business combinations, net of cash acquired	¥ (19,137)	$ (2,921)	¥ (14,536)	¥ (35,434)